Earnings / (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Restricted Stock
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement	2,997,992	3,806,773	3,561,742
Convertible Debt Securities
Earnings per share [line items]
Antidilutive securities (in shares)			5,238,105
Restricted Stock
Earnings per share [line items]
Antidilutive securities (in shares)			3,561,742
Convertible Debt Securities
Earnings per share [line items]
Antidilutive securities (in shares)	7,324,132	4,004,702